Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Non-franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of period	$ 17,866	$ 157,769
Provision
Reversal		(50,091)
Written-off		(87,923)
Effect of translation adjustment	757	(1,889)
Balance at end of period	18,623	17,866
Franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of period	126,993	74,082
Provision		52,180
Reversal
Effect of translation adjustment	5,387	731
Balance at end of period	$ 132,380	$ 126,993